ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Billed receivable	$54,525	$61,760
Unbilled receivable	41,586	44,071
Accounts receivable, gross	96,111	105,831
Less: Allowance for doubtful accounts	(3,288)	(4,609)
Accounts receivable, net	$92,823	$101,222

Schedule of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609